UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2006



ITEM 1.  REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM  FUND  -  ANNUAL REPORT FOR  FISCAL YEAR ENDING MARCH 31,
2006

[LOGO OF USAA]
    USAA(R)

                             USAA INTERMEDIATE-TERM
                                      Fund

                                        [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2006                                USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Distributions to Shareholders                                           16

    Report of Independent Registered Public Accounting Firm                 17

    Portfolio of Investments                                                18

    Notes to Portfolio of Investments                                       45

    Financial Statements                                                    46

    Notes to Financial Statements                                           49

EXPENSE EXAMPLE                                                             59

DIRECTORS' AND OFFICERS' INFORMATION                                        61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         LOOKING AHEAD, THE QUESTION IS: HAVE
[PHOTO OF CHRISTOPHER W. CLAUS]        LONG-TERM RATES REACHED THEIR HIGH? THIS
                                       QUESTION IS DIFFICULT TO ANSWER WITH ANY
                                       CERTAINTY, BUT WE BELIEVE THEY ARE CLOSE.

                                                          "

                                                                      April 2006
--------------------------------------------------------------------------------

         For the last year and a half, we have been steadfast in our opinion that long-term interest rates would drift upward. Instead of a dramatic spike, we expected a gradual increase to 5%. In fact, that's how it has played out. The Federal Reserve Board (the Fed) was able to convince the bond market - which controls longer rates - that it could contain inflation successfully.

         The Fed has been aggressive in its determination to manage inflation, and has kept inflation under control by steadily raising short-term interest rates. From a historic low of 1.00% in June 2004, it increased the federal funds rate (the rate it charges banks for overnight loans) 15 times to 4.75% by the end of March 2006. And while we believe the Fed is close to pausing - or even ending - its rate hikes, we expect one or two more increases this year. Bond investors favor periods of low inflation, because over time inflation undermines the purchasing power of a fixed-income security.

         Looking ahead, the question is: Have long-term rates reached their high? This question is difficult to answer with any certainty, but we believe they are close. As the year progresses, investors may want to consider "lengthening" their fixed-income portfolios. We believe they may be able to improve their current yield by purchasing longer-term bonds, which could also offer more attractive risk-return characteristics.

         At USAA Investment Management Company, we will continue to pursue our threefold strategy. First, we will try to generate high

 . . . C O N T I N U E D
========================--------------------------------------------------------

         current income, which adds to long-term performance. Second, we will do our utmost to limit share-price volatility by positioning the portfolio at advantageous points along the yield curve. Finally, we will rely on our credit analysts to help us identify market opportunities and determine if their potential return would compensate shareholders for their level of risk.

         In this environment, investors should remain patient and allow their money to work for them. They can also use the power of compounding to make the most of rising yields by reinvesting the income they receive from their investments.

         Rest assured that your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax
         (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business. We appreciate the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]            [PHOTO OF REGINA G. SHAFER]
  CLIFFORD A. GLADSON, CFA                  REGINA G. SHAFER, CFA
    USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO MARCH 31, 2006?

         Your tax-exempt USAA Intermediate-Term Fund provided a total return of 3.69% versus an average of 2.45% for the 150 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to a 3.81% return for the Lehman Brothers Municipal Bond Index and a 2.87% return for the Lipper Intermediate Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.20%, compared to the 3.44% of the Lipper category average.

WHAT WERE THE MARKET CONDITIONS?

         Since June 1, 2004, the Federal Reserve Board (the Fed) has raised the federal funds rate 15 times from 1.0% to 4.75%. Eight of these 0.25% increases came during the one-year reporting period ended March 31, 2006.

         While short-term yields rose 1.5% over the last 12 months, the yield on a 10-year AAA general obligation (GO) bond rose only 0.10%. The credit market, which sets longer rates, seems to believe the Fed can restrain inflation.

         Overall credit quality remained stable as state and local governments continued to see a steady increase in tax revenues.

         REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT STRATEGIES DID YOU EMPLOY?

         We maintained a barbell structure, purchasing longer-term issues to enhance the Fund's dividend yield and buying shorter-term bonds with less interest-rate sensitivity to reduce share-price volatility.

         To minimize the impact of an unanticipated credit event, we rely on diversification. The Fund's assets, which are spread across more than 400 names, are also well-diversified geographically and by economic sector. USAA's team of seasoned municipal analysts monitors all the issues we purchase, helping us to mitigate the impact of any single event. In addition, in areas subject to periodic natural disasters, we often purchase issues with bond insurance. As a result, the Fund weathered the 2005 hurricane season well.

         To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

         In our opinion, the Fed will go on raising short-term interest rates until economic growth decelerates. Despite signs that the housing market is cooling, we believe one or two more rate increases probably lie ahead. In fact, if history repeats itself, it's possible that the Fed may overshoot and slow the economy down too much.

         Given that long-term rates are almost on top of short-term rates, bond investors seem to expect the Fed will hold inflation to between 2.0% and 2.5%. We plan to use any short-term spikes in interest rates to try to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
           out of 232 municipal national intermediate-term bond funds for the period ending March 31, 2006:

                                 OVERALL RATING
                                  *  *  *  *  *

           3-YEAR                    5-YEAR                   10-YEAR
         * * * * *                 * * * * *                 * * * * *
      out of 232 funds          out of 184 funds          out of 125 funds

            The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar
           Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA INTERMEDIATE-TERM FUND

                             [LOGO OF LIPPER LEADER]
                                  TOTAL RETURN

The Fund is listed as a Lipper Leader for Total Return among 131 funds within the Lipper Intermediate Municipal Debt Funds category for the overall period ending March 31, 2006. The Fund received a Lipper Leader rating for Total Return among 131, 104, and 70 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND (Ticker Symbol: USATX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

-----------------------------------------------------------------------------------------
                                                         3/31/06            3/31/05
-----------------------------------------------------------------------------------------
Net Assets                                           $2,782.6 Million    $2,696.8 Million
Net Asset Value Per Share                                 $13.07             $13.16
Tax-Exempt Dividends Per Share Last 12 Months             $0.550             $0.568
Capital Gain Distributions Per Share Last 12 Months       $0.022             $0.021

-----------------------------------------------------------------------------------------
                                                         3/31/06            3/31/05
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              8.7 Years          9.1 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-----------------------------------------------------
           30-DAY SEC YIELD* AS OF 3/31/06
-----------------------------------------------------
30-DAY SEC YIELD                      3.64%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2006

---------------------------------------------------------------------------------------------
                   TOTAL RETURN       =         DIVIDEND RETURN       +         PRICE CHANGE
---------------------------------------------------------------------------------------------
10 YEARS               5.40%          =              5.13%            +             0.27%
5 YEARS                4.72%          =              4.69%            +             0.03%
1 YEAR                 3.69%          =              4.21%            +            (0.52%)

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2006

            [CHART OF TOTAL RETURN, DIVIDEND RETURN, CHANGE IN SHARE PRICE]

               TOTAL RETURN            DIVIDEND RETURN            CHANGE IN SHARE PRICE
               ------------            ---------------            ---------------------
3/31/1997          5.80%                    5.80%                         0.00%
3/31/1998         10.59                     5.81                          4.78
3/31/1999          5.42                     5.35                          0.07
3/31/2000         -0.84                     5.21                         -6.05
3/31/2001          9.81                     5.76                          4.05
3/31/2002          3.90                     5.12                         -1.22
3/31/2003          8.29                     5.12                          3.17
3/31/2004          5.32                     4.72                          0.60
3/31/2005          2.51                     4.29                         -1.78
3/31/2006          3.69                     4.21                         -0.52

                                      [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Intermediate-Term Fund's Dividend Return on Page 9, and
assuming marginal federal tax rates of:    25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                5.13%               6.84%     7.13%     7.66%     7.89%
5 Years                 4.69%               6.25%     6.51%     7.00%     7.22%
1 Year                  4.21%               5.61%     5.85%     6.28%     6.48%

To match the USAA Intermediate-Term Fund's closing 30-day SEC Yield of 3.64%,

A FULLY TAXABLE INVESTMENT MUST PAY:        4.85%     5.06%     5.43%     5.60%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                CUMULATIVE PERFORMANCE COMPARISON

                                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS                                 LIPPER INTERMEDIATE    LIPPER INTERMEDIATE
                       MUNICIPAL           USAA INTERMEDIATE-          MUNICIPAL DEBT         MUNICIPAL DEBT
                      BOND INDEX               TERM FUND                FUNDS INDEX            FUNDS AVERAGE
                    ---------------        ------------------       -------------------    -------------------
03/31/96              $10,000.00              $10,000.00                $10,000.00              $10,000.00
04/30/96                9,971.64                9,994.93                  9,982.34                9,981.04
05/31/96                9,967.84                9,994.60                  9,982.19                9,985.47
06/30/96               10,076.48               10,078.13                 10,044.36               10,047.74
07/31/96               10,167.64               10,176.58                 10,132.83               10,134.92
08/31/96               10,165.36               10,184.38                 10,136.61               10,141.11
09/30/96               10,307.43               10,305.79                 10,228.63               10,233.16
10/31/96               10,423.92               10,418.32                 10,328.69               10,330.75
11/30/96               10,614.85               10,578.32                 10,482.01               10,481.22
12/31/96               10,570.03               10,555.54                 10,454.17               10,450.10
01/31/97               10,590.04               10,580.59                 10,480.25               10,474.58
02/28/97               10,687.28               10,687.31                 10,559.31               10,554.90
03/31/97               10,544.71               10,580.06                 10,451.59               10,448.50
04/30/97               10,633.09               10,662.95                 10,505.81               10,503.26
05/31/97               10,793.13               10,794.60                 10,629.72               10,627.22
06/30/97               10,908.10               10,904.55                 10,728.04               10,722.51
07/31/97               11,210.21               11,181.42                 10,960.68               10,954.09
08/31/97               11,105.12               11,102.03                 10,875.94               10,867.93
09/30/97               11,236.80               11,240.36                 10,991.04               10,979.60
10/31/97               11,309.23               11,307.94                 11,043.32               11,033.76
11/30/97               11,375.83               11,381.02                 11,086.38               11,078.25
12/31/97               11,541.70               11,547.10                 11,227.94               11,218.85
01/31/98               11,660.72               11,648.51                 11,322.74               11,315.00
02/28/98               11,664.26               11,681.67                 11,328.35               11,320.05
03/31/98               11,674.64               11,700.36                 11,335.53               11,324.93
04/30/98               11,621.97               11,647.24                 11,283.09               11,272.02
05/31/98               11,805.82               11,810.10                 11,434.44               11,431.03
06/30/98               11,852.42               11,865.53                 11,473.47               11,465.28
07/31/98               11,882.04               11,891.33                 11,499.84               11,488.71
08/31/98               12,065.64               12,059.58                 11,665.60               11,657.13
09/30/98               12,216.06               12,201.07                 11,791.94               11,783.99
10/31/98               12,215.81               12,188.85                 11,795.79               11,782.18
11/30/98               12,258.61               12,224.67                 11,821.24               11,807.20
12/31/98               12,289.50               12,277.12                 11,858.87               11,846.54
01/31/99               12,435.62               12,381.06                 11,991.77               11,983.54
02/28/99               12,381.42               12,332.49                 11,927.92               11,917.25
03/31/99               12,398.39               12,334.24                 11,925.04               11,911.10
04/30/99               12,429.29               12,378.07                 11,957.91               11,945.97
05/31/99               12,357.37               12,306.16                 11,887.14               11,874.66
06/30/99               12,179.59               12,151.26                 11,725.37               11,706.50
07/31/99               12,223.91               12,193.75                 11,779.93               11,759.06
08/31/99               12,125.91               12,070.87                 11,725.38               11,695.41
09/30/99               12,130.97               12,049.36                 11,732.52               11,701.04
10/31/99               11,999.54               11,920.63                 11,650.28               11,612.04
11/30/99               12,127.18               12,035.78                 11,749.07               11,716.82
12/31/99               12,036.77               11,957.12                 11,695.94               11,661.38
01/31/00               11,984.35               11,878.62                 11,644.47               11,605.25
02/29/00               12,123.63               12,020.56                 11,734.13               11,699.41
03/31/00               12,388.51               12,230.90                 11,902.17               11,872.35
04/30/00               12,315.33               12,176.22                 11,851.87               11,822.13
05/31/00               12,251.26               12,129.19                 11,802.71               11,769.51
06/30/00               12,575.91               12,401.44                 12,046.21               12,021.18
07/31/00               12,750.89               12,546.99                 12,182.99               12,159.59
08/31/00               12,947.40               12,703.17                 12,334.35               12,312.12
09/30/00               12,880.04               12,668.96                 12,297.97               12,273.46
10/31/00               13,020.59               12,778.46                 12,400.44               12,366.63
11/30/00               13,119.10               12,856.45                 12,459.42               12,426.99
12/31/00               13,443.24               13,132.72                 12,710.35               12,696.50
01/31/01               13,576.44               13,255.57                 12,856.99               12,831.86
02/28/01               13,619.49               13,323.44                 12,898.68               12,871.12
03/31/01               13,741.55               13,430.90                 12,997.42               12,974.78
04/30/01               13,592.65               13,296.65                 12,880.48               12,839.67
05/31/01               13,739.02               13,437.80                 13,012.72               12,969.74
06/30/01               13,830.94               13,536.11                 13,093.63               13,054.93
07/31/01               14,035.81               13,721.46                 13,251.41               13,214.66
08/31/01               14,267.01               13,903.98                 13,451.64               13,417.25
09/30/01               14,219.15               13,894.64                 13,433.40               13,393.34
10/31/01               14,388.57               14,019.25                 13,562.12               13,527.27
11/30/01               14,267.27               13,932.55                 13,421.05               13,384.49
12/31/01               14,132.29               13,861.55                 13,320.16               13,281.94
01/31/02               14,377.42               14,035.32                 13,513.52               13,477.15
02/28/02               14,550.64               14,178.67                 13,665.08               13,634.88
03/31/02               14,265.50               13,956.72                 13,416.54               13,387.87
04/30/02               14,544.31               14,187.41                 13,677.65               13,649.00
05/31/02               14,632.69               14,260.88                 13,751.44               13,724.57
06/30/02               14,787.41               14,370.56                 13,891.47               13,868.90
07/31/02               14,977.59               14,528.34                 14,052.41               14,037.92
08/31/02               15,157.64               14,646.00                 14,181.63               14,178.42
09/30/02               15,489.63               14,889.14                 14,428.75               14,447.73
10/31/02               15,232.85               14,694.80                 14,210.09               14,210.65
11/30/02               15,169.54               14,667.29                 14,152.23               14,148.26
12/31/02               15,489.63               14,927.31                 14,432.27               14,451.06
01/31/03               15,450.38               14,898.79                 14,379.84               14,384.47
02/28/03               15,666.39               15,103.73                 14,578.93               14,590.81
03/31/03               15,675.76               15,114.17                 14,574.92               14,584.13
04/30/03               15,779.34               15,218.63                 14,667.85               14,680.52
05/31/03               16,148.80               15,507.42                 14,966.11               14,979.57
06/30/03               16,080.18               15,416.17                 14,895.96               14,911.44
07/31/03               15,517.49               14,993.90                 14,446.03               14,448.62
08/31/03               15,633.22               15,116.38                 14,553.58               14,560.11
09/30/03               16,092.84               15,473.68                 14,926.37               14,929.74
10/31/03               16,011.80               15,420.77                 14,854.69               14,850.21
11/30/03               16,178.69               15,568.67                 14,973.39               14,978.64
12/31/03               16,312.65               15,699.85                 15,061.73               15,070.85
01/31/04               16,406.09               15,758.79                 15,118.39               15,125.54
02/29/04               16,653.00               16,002.99                 15,330.80               15,345.98
03/31/04               16,595.01               15,917.69                 15,236.29               15,240.88
04/30/04               16,201.99               15,623.94                 14,918.26               14,912.36
05/31/04               16,143.23               15,594.24                 14,899.22               14,891.37
06/30/04               16,201.99               15,675.37                 14,936.08               14,929.51
07/31/04               16,415.21               15,841.79                 15,085.59               15,079.90
08/31/04               16,744.16               16,125.29                 15,334.42               15,325.55
09/30/04               16,833.05               16,206.36                 15,382.34               15,372.34
10/31/04               16,977.90               16,324.05                 15,465.42               15,462.02
11/30/04               16,837.86               16,174.41                 15,340.96               15,329.92
12/31/04               17,043.48               16,370.43                 15,490.98               15,484.51
01/31/05               17,202.77               16,510.25                 15,558.10               15,554.27
02/28/05               17,145.54               16,457.60                 15,491.49               15,481.73
03/31/05               17,037.41               16,317.19                 15,377.00               15,360.40
04/30/05               17,306.09               16,574.85                 15,578.91               15,564.57
05/31/05               17,428.40               16,692.62                 15,667.67               15,647.56
06/30/05               17,536.53               16,775.30                 15,744.97               15,720.23
07/31/05               17,457.27               16,682.22                 15,661.03               15,637.25
08/31/05               17,633.52               16,852.53                 15,795.20               15,765.23
09/30/05               17,514.76               16,749.87                 15,714.11               15,681.75
10/31/05               17,408.40               16,651.93                 15,632.21               15,594.40
11/30/05               17,491.96               16,735.18                 15,694.82               15,654.43
12/31/05               17,642.39               16,876.43                 15,802.76               15,762.22
01/31/06               17,689.99               16,918.03                 15,843.48               15,800.12
02/28/06               17,808.76               17,041.51                 15,912.05               15,866.85
03/31/06               17,685.94               16,923.91                 15,818.42               15,772.90

                                                  [END CHART]

         DATA FROM 3/31/96 THROUGH 3/31/06.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

      o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

      o The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

      o The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                           LIPPER INTERMEDIATE
                    USAA INTERMEDIATE-        MUNICIPAL DEBT
                        TERM FUND             FUNDS AVERAGE
                    ------------------     -------------------
3/31/1997                 5.67%                   4.59%
3/31/1998                 5.34                    4.35
3/31/1999                 5.24                    4.20
3/31/2000                 5.49                    4.37
3/31/2001                 5.27                    4.25
3/31/2002                 5.13                    4.00
3/31/2003                 4.82                    3.53
3/31/2004                 4.56                    3.30
3/31/2005                 4.31                    3.40
3/31/2006                 4.20                    3.44

                          [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/97 TO 3/31/06.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

Escrowed Bonds                                   16.2%
General Obligation                               14.7%
Hospital                                          9.3%
Special Assessment/Tax/Fee                        8.6%
Appropriated Debt                                 6.7%
Electric/Gas Utility                              5.1%
Education                                         4.7%
Multifamily Housing                               4.7%
Electric Utilities                                3.3%
Multi-Utilities                                   3.1%

------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-44.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       PORTFOLIO RATINGS MIX
                              3/31/06

              [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       54%
AA                                                        15%
A                                                         13%
BBB                                                       15%
Below Investment-Grade                                     1%
Securities with Short-Term Investment-Grade Ratings        2%

                        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM FUND

         The Fund completed its fiscal year on March 31, 2006. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. For the year ended March 31, 2006, the Fund distributed long-term realized capital gains of $0.020613 per share. In addition, the Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $211,000, as a long-term capital gain distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA INTERMEDIATE-TERM FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Intermediate-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through March 31, 2002, were audited by other auditors whose report, dated May 3, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 11, 2006

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

                  National Mortgage Association, Texas GO, or Texas Permanent School Fund.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., AXA Reinsurance Group,
                  College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

CP     Commercial Paper

COP    Certificate of Participation

EDC    Economic Development Corp.

ETM    Escrowed to final maturity

GAN    Grant Anticipation Note

GO     General Obligation

IDA    Industrial Development Authority/Agency

IDB    Industrial Development Board

IDC    Industrial Development Corp.

IDRB   Industrial Development Revenue Bond

ISD    Independent School District

MFH    Multifamily Housing

MLO    Municipal Lease Obligation

PCRB   Pollution Control Revenue Bond

PRE    Prerefunded to a date prior to maturity

RB     Revenue Bond

SAVRS  Select Auction Variable Rate Securities

USD    Unified School District

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (90.3%)

             ALABAMA (1.1%)
             Montgomery BMC Special Care Facilities
                Financing Auth. RB,
  $ 2,155       Series 1998B (ETM)(INS)                                 4.88%      11/15/2018    $    2,232
      345       Series 1998B (INS)                                      4.88       11/15/2018           352
   14,745       Series 2004B, 5.00%, 11/15/2007 (PRE)(INS)              4.67(b)    11/15/2021        14,382
    5,000    Prattville IDB PCRB, Series 1998                           5.15        9/01/2013         5,185
    5,000    Private Colleges and Universities
                Facilities Auth. RB, Series 2006 (INS)                  4.75        9/01/2026         5,101
    2,000    Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)                                      5.75        9/01/2020         2,162

             ALASKA (0.5%)
    7,650    Four Dam Pool Power Agency Electric RB,
               Series 2004A (LOC - Dexia Credit Local)                  5.00        7/01/2021         7,855
    2,380    Housing Finance Corp. Mortgage RB,
               Series 1997A-1                                           5.50       12/01/2017         2,442
    3,750    North Slope Borough GO, Series 2003A (INS)                 4.36(a)     6/30/2011         3,057

             ARIZONA (1.9%)
             Health Facilities Auth. RB,
    1,170       Series 2004A                                            4.50        4/01/2016         1,164
      425       Series 2004A                                            5.00        4/01/2017           438
    1,150       Series 2004A                                            4.75        4/01/2025         1,127
    2,500    Maricopa County Phoenix Union High School
                District No. 210 GO, Series 2005B (INS)                 4.50        7/01/2024         2,503
             Maricopa County RB,
    3,230       Series 1997 (PRE)                                       6.13        4/01/2018         3,371
    1,270       Series 1997                                             6.13        4/01/2018         1,314
             Phoenix Civic Improvement Corp. RB,
    3,270       Series 2005B, 5.50%, 7/01/2013 (INS)                    4.50(b)     7/01/2024         2,502
    2,115       Series 2005B, 5.50%, 7/01/2013 (INS)                    4.54(b)     7/01/2025         1,610
             Pinal County IDA RB,
    2,000       Series 2006A (INS)                                      5.25       10/01/2020         2,091
    1,250       Series 2006A (INS)                                      5.25       10/01/2022         1,305
    2,000       Series 2006A (INS)                                      4.50       10/01/2025         1,919
   11,210    School Facilities Board RB, Series 2002 (PRE)              5.25        7/01/2017        12,090
   10,700    State Transportation Board Highway RB,
                Series 2004B                                            5.00        7/01/2020        11,264

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 2,535    State Univ. COP (MLO), Series 2005-A (INS)                 5.00%       9/01/2024    $    2,645
    7,180    University Medical Center Corp. RB,
                Series 2005                                             5.00        7/01/2022         7,315

             ARKANSAS (0.3%)
    6,230    Independence County PCRB, Series 2005                      5.00        1/01/2021         6,308
    2,420    Little Rock Capital Improvement RB,
                Series 1998A                                            5.70        1/01/2018         2,498

             CALIFORNIA (10.2%)
    2,000    Coronado Community Development Agency
                Tax Allocation Bonds, Series 2005 (INS)                 5.00        9/01/2024         2,091
             Foothill/Eastern Transportation Corridor Agency RB,
   10,000       Series 1995A (ETM)                                      7.05        1/01/2010        11,201
   15,000       Series 1995A (PRE)                                      7.10        1/01/2011        17,091
    9,085       Series 1995A (PRE)                                      7.15        1/01/2013        10,367
             Golden State Tobacco Securitization Corp. RB
                (State Appropriation Enhanced),
    5,000       Series B (PRE)                                          5.38        6/01/2017         5,015
    3,000       Series B (PRE)                                          5.50        6/01/2018         3,068
   20,000    Los Angeles Department of Water and
                Power RB, Series 2005A, Subseries A-2 (INS)             4.75        7/01/2025        20,381
    6,000    Los Angeles USD GO, Series 2003A (INS)                     5.25        7/01/2019         6,467
             Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                      5.64(a)     7/01/2017         1,911
    3,325       Series 1999A (INS)                                      5.69(a)     7/01/2018         1,806
    4,000    Oakland Redevelopment Agency Subordinated
                Tax Allocation Bonds, Series 2005 (INS)                 5.00        9/01/2022         4,194
    5,000    Public Works Board RB (MLO), Series 2003C                  5.50        6/01/2019         5,441
    1,430    Sacramento City Financing Auth. Tax
                Allocation Bonds, Series 2005A (INS)                    5.00       12/01/2024         1,496
   10,265    Sacramento Municipal Utility District
                Financing Auth. RB, Series 2006 (INS)                   4.75        7/01/2024        10,469
    3,525    San Bernardino County Redevelopment
                Agency Tax Allocation Bonds,
                Series 2005A (INS)                                      5.00        9/01/2025         3,643
             San Joaquin Hills Transportation Corridor
                Agency Senior Lien RB,
    5,000       Series 1993 (ETM)                                       7.40        1/01/2007         5,146
   16,795       Series 1993 (ETM)                                       7.45        1/01/2008        17,918

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 4,705    San Jose MFH RB, Series 1992A                              4.95%       4/01/2012    $    4,819
             Santa Clara County Financing Auth. RB (MLO),
    7,065       Series 2006I (INS)                                      4.75        5/15/2023         7,233
    7,400       Series 2006I (INS)                                      4.75        5/15/2024         7,546
    7,750       Series 2006I (INS)                                      4.75        5/15/2025         7,865
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe RB,
                Series 2006(d)                                          5.00        3/01/2020         3,470
    2,175    Semitropic Improvement District Water Banking RB,
                Series 2004A (INS)                                      5.25       12/01/2018         2,340
             South Orange County Public Financing Auth. RB,
    4,035       Series 2005A (INS)                                      5.00        8/15/2022         4,243
    4,920       Series 2005A (INS)                                      5.00        8/15/2025         5,142
             State Department Water Resources Water
                System RB,
   10,000       Series AC (INS)                                         5.00       12/01/2023        10,483
    3,000       Series X (INS)                                          5.50       12/01/2016         3,353
             State Department Water Resources Power
                Supply RB,
   15,000       Series 2002A (PRE)(INS)(f)                              5.50        5/01/2016        16,568
    7,000       Series 2002A (PRE)(INS)                                 5.38        5/01/2017         7,684
   20,000    State GO                                                   5.00       12/01/2015        21,121
   15,000    State GO                                                   5.00        3/01/2021        15,651
   10,000    State GO                                                   5.00        5/01/2025        10,373
    1,245    State Systemwide Univ. RB,
                Series 2002A (INS)                                      5.50       11/01/2015         1,363
             Statewide Communities Development Auth. RB,
    3,120       Series 2006(e)                                          5.00        5/15/2021         3,245
    3,275       Series 2006(e)                                          5.00        5/15/2022         3,398
    3,440       Series 2006(e)                                          5.00        5/15/2023         3,561
    3,610       Series 2006(e)                                          5.00        5/15/2024         3,728
    3,795       Series 2006(e)                                          5.00        5/15/2025         3,910
             Univ. of California RB,
    3,500       Series 2003A (INS)                                      5.13        5/15/2016         3,741
    5,000       Series 2004A (INS)                                      5.00        5/15/2021         5,228

             COLORADO (1.8%)
             Adams County PCRB,
    5,000       Series 1999 (INS)                                       5.10        1/01/2019         5,228
    8,500       Series 2005A (INS)                                      4.38        9/01/2017         8,508
             Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                       5.25       12/01/2018         2,144
    2,585       Series 2002 (INS)                                       5.25       12/01/2019         2,772

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 2,000       Series 2002 (INS)                                       5.25%      12/01/2020    $    2,145
    2,000       Series 2002 (INS)                                       5.25       12/01/2021         2,137
             Denver Health and Hospital Auth. Healthcare RB,
    1,000       Series 1998A                                            5.20       12/01/2012         1,023
      635       Series 1998A                                            5.25       12/01/2013           649
    2,200       Series 1998A                                            5.38       12/01/2018         2,255
    2,400       Series 2001A                                            6.25       12/01/2016         2,602
             Douglas County School District No. RE1 GO,
    1,310       Series 2004 (INS)                                       5.75       12/15/2015         1,470
    1,000       Series 2004 (INS)                                       5.75       12/15/2016         1,119
    1,000    Health Facilities Auth. RB, Series 2005                    5.25        6/01/2023         1,041
    2,250    Jefferson County School District No. R-1 GO,
                Series 2004 (INS)                                       5.00       12/15/2024         2,357
             Pueblo School District No. 60 GO,
    2,000       Series 2002 (INS)                                       5.25       12/15/2017         2,145
    2,140       Series 2002 (INS)                                       5.25       12/15/2020         2,296
    9,045    State COP (MLO), Series 2005B (INS)                        5.00       11/01/2023         9,455

             CONNECTICUT (1.9%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960       Series 1996A (PRE)(d)                                   6.40        9/01/2011         5,201
   10,780       Series 1996A(d)                                         6.40        9/01/2011        11,092
    1,000       Series 1997B(d)                                         5.60        9/01/2009         1,044
    4,400       Series 1997B(d)                                         5.70        9/01/2012         4,588
   16,500       Series 1997B(d)                                         5.75        9/01/2018        17,079
             State GO,
    3,000       Series 2003A                                            5.00        4/15/2018         3,174
    4,180       Series 2003E (INS)                                      5.00        8/15/2019         4,412
    2,000       Series 2003E (INS)                                      5.00        8/15/2020         2,104
    4,000    State Health and Educational Facilities Auth. RB,
                Series 2005C (INS)                                      5.00        7/01/2025         4,137

             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                      4.80        5/01/2017         1,522
    1,830       Series 2002A (INS)                                      4.90        5/01/2018         1,869
    1,000       Series 2002A (INS)                                      5.00        5/01/2019         1,027
    1,515       Series 2002A (INS)                                      5.05        5/01/2020         1,558

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Municipal Electric Corp. RB,
  $ 1,010       Series 2001 (INS)                                       5.25%       7/01/2013    $    1,074
    1,460       Series 2001 (INS)                                       5.25        7/01/2017         1,548
    1,580       Series 2001 (INS)                                       5.25        7/01/2018         1,675

             DISTRICT OF COLUMBIA (1.8%)
   30,000    Convention Center Auth. RB, Series 1998 (INS)(f)           5.00       10/01/2018        31,044
             GO,
    3,870       Series 1994A-3                                          5.50        6/01/2006         3,882
      810       Series 2001E                                            5.75        6/01/2006           811
    2,405    Metropolitan Airport Auth. RB, Series B (INS)              5.25       10/01/2016         2,563
             RB,
    4,560       Series 1999 (PRE)(INS)                                  6.20        7/01/2019         4,976
    6,000       Series 1999A (INS)                                      5.00        1/01/2019         6,240

             FLORIDA (5.2%)
             Brevard County COP (MLO),
    9,225       Series 2006A (INS)                                      5.00        7/01/2023         9,693
    9,685       Series 2006A (INS)                                      5.00        7/01/2024        10,161
    5,165       Series 2006A (INS)                                      5.00        7/01/2025         5,410
             Broward County COP (MLO),
   11,355       Series 2005A (INS)                                      5.00        7/01/2023        11,880
    4,420       Series 2005A (INS)                                      5.00        7/01/2024         4,618
    3,710       Series 2005A (INS)                                      5.00        7/01/2025         3,870
    1,340    Clay County Development Auth. IDRB,
                Series 2002                                             3.95        3/01/2011         1,340
             Dade County RB,
    7,905       Series 1996B (INS)                                      6.00(a)    10/01/2011         6,233
    8,610       Series 1996B (INS)                                      6.10(a)    10/01/2012         6,371
    8,760       Series 1996B (PRE)(INS)                                 6.20(a)    10/01/2013         6,145
    7,500    Escambia County Health Facilities RB,
                Series 2003A (Ascension Health Credit)                  5.25       11/15/2014         8,041
    3,270    Flagler County School Board COP (MLO),
                Series 2005A (INS)                                      5.00        8/01/2025         3,402
    4,250    Indian River County School Board COP,
                Series 2005 (INS)                                       5.00        7/01/2024         4,440
    5,000    JEA St. Johns River Power Park Systems RB,
                Issue 2, Series 21 (INS)                                5.00       10/01/2020         5,265
    2,910    Miami Beach Health Facilities Auth.
                Hospital RB, Series 2001A                               6.13       11/15/2011         3,120

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Miami Dade County COP (MLO),
  $ 8,375       Series 2006B (INS)(e)                                   4.75%      11/01/2023    $    8,560
    9,830       Series 2006B (INS)(e)                                   4.75       11/01/2024        10,022
             Miami Dade County RB,
    2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                   4.54(b)    10/01/2024         1,669
    3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                   4.57(b)    10/01/2025         2,604
             Miami Dade County Stormwater Utility RB,
    1,670       Series 2004 (INS)                                       5.00        4/01/2022         1,760
    2,805       Series 2004 (INS)                                       5.00        4/01/2023         2,949
    8,480    Orange County School Board COP (MLO),
                Series 2006B (INS)                                      5.00        8/01/2023         8,895
    7,450    Palm Beach County Health Facilities Auth. RB,
                Series 2002 (INS)                                       5.00       12/01/2021         7,693
             Palm Beach County Public Improvement RB,
    3,000       Series 2005A (INS)                                      5.00        6/01/2024         3,140
    2,500       Series 2005A (INS)                                      5.00        6/01/2025         2,613
             Palm Beach County School Board COP (MLO),
    2,000       Series 2002D (INS)                                      5.25        8/01/2017         2,135
    1,500       Series 2002D (INS)                                      5.25        8/01/2018         1,601
    1,000       Series 2005A (INS)                                      5.00        8/01/2022         1,049

             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB, Second
                Series 2001 (INS)                                       4.35        9/01/2018         5,019
    5,000    Savannah Hospital Auth. Candler Health Systems RB,
                Series 1998B (INS)                                      5.00        7/01/2018         5,160

             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
                Series 1997B                                            5.45        7/01/2017         5,085

             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)              5.25        5/01/2014         1,027
    1,000    Univ. of Idaho RB, Series 2003 (INS)                       4.75        4/01/2022         1,027

             ILLINOIS (6.4%)
             Bedford Park Village RB,
    1,000       Series 2005A                                            4.60       12/01/2017           997
    3,240       Series 2005A                                            4.80       12/01/2020         3,230
             Channahon Tax Increment RB,
    1,390       Series 2000                                             6.25        1/01/2010         1,456
    6,040       Series 2000                                             6.88        1/01/2020         6,561

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $29,925    Chicago School Board GO, Series 1999A (INS)                4.82%(a)   12/01/2013    $   21,764
    5,000    Chicago Special Assessment Improvement Bonds,
                Series 2002 (Lakeshore East Project)                    6.63       12/01/2022         5,413
    2,000    Chicago Water Senior Lien RB,
                Series 2001 (PRE)                                       5.00       11/01/2019         2,124
             Chicago-O'Hare International Airport RB,
    2,170       Series 2001B (INS)                                      5.50        1/01/2014         2,328
    7,000       Series 2005A (INS)                                      5.00        1/01/2021         7,327
   10,000       Series 2005A (INS)                                      5.00        1/01/2022        10,450
    7,460    Cook County Forest Preserve District GO,
                Series 1996 (PRE)(INS)                                  5.80       11/01/2016         7,633
             Finance Auth. RB,
   10,500       Series 2004 (INS)                                       5.00       11/15/2023        10,863
    2,000       Series 2006                                             5.00        8/15/2017         2,000
    2,000       Series 2006A                                            5.00        4/01/2023         2,058
    4,165       Series 2006A                                            5.00        4/01/2025         4,279
             Health Facilities Auth. RB,
    5,000       Series 1996A (Riverside Medical Center)                 6.00       11/15/2015         5,143
    1,000       Series 1998 (Centegra Health System)                    5.25        9/01/2013         1,028
    2,000       Series 1998 (Centegra Health System)                    5.25        9/01/2014         2,054
    2,500       Series 1998 (Centegra Health System)                    5.25        9/01/2018         2,558
   10,000       Series 1998A (Hospital Sisters
                Services, Inc.) (INS)                                   5.00        6/01/2018        10,279
    4,250       Series 2000 (Riverside Medical Center) (PRE)            6.80       11/15/2020         4,831
    3,000       Series 2001A (Edward Hospital) (INS)                    5.00        2/15/2020         3,088
    8,050    Lake County Community Unit School District GO,
                Series 1999B (INS)                                      5.13(a)    12/01/2016         5,025
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                    5.20(b)     6/15/2017         1,947
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                    5.30(b)     6/15/2018         1,958
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                    5.40(b)     6/15/2019         3,144
    2,000    Northeastern Illinois Univ. COP, Series 2006               4.75       10/01/2025         1,997
    4,735    Northern Illinios Univ. Auxiliary Facilities
                System RB, Series 2001 (INS)                            4.88        4/01/2018         4,881
    6,500    Springfield Electric RB, Series 2006 (INS)                 5.00        3/01/2026         6,792
             Univ. of Illinois COP,
    5,820       Series 1999 (PRE)(INS)                                  5.25        8/15/2015         6,161
    4,000       Series 1999 (PRE)(INS)                                  5.25        8/15/2016         4,235
    7,815       Series 2001A (PRE)(INS)                                 5.00        8/15/2020         8,288
             Will County Forest Preserve District GO,
   14,070       Series 1999B (INS)                                      5.40(a)    12/01/2017         8,344
    2,500       Series 2005A (INS)                                      5.00       12/15/2023         2,630
    5,000       Series 2005A (INS)                                      5.00       12/15/2024         5,257

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             INDIANA (2.0%)
  $ 7,465    Bond Bank State Revolving Fund RB,
                Series 2000A (PRE)                                      5.50%       8/01/2016    $    8,066
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                   5.25        2/15/2018         1,432
    5,000       Series 1999A (Sisters St. Francis) (INS)                5.15       11/01/2019         5,196
    6,000    Indianapolis Economic Development RB,
                Series 1996                                             6.05        1/15/2010         6,336
             Municipal Power Agency Power Supply
                Systems RB,
    4,950       Series 2002B (INS)                                      5.25        1/01/2017         5,275
    2,100       Series 2002B (INS)                                      5.25        1/01/2018         2,238
    1,150    St. Joseph County Economic Development RB,
                Series 1997                                             5.45        2/15/2017         1,168
    7,260    St. Joseph County Hospital Auth. RB,
                Series 1999                                             5.75        2/15/2019         7,526
    7,110    Transportation Finance Auth. Highway RB (MLO),
                Series 2003A (PRE)(INS)                                 5.25        6/01/2017         7,712
   11,000    Univ. of Southern Indiana RB,
                Series 2001A (INS)                                      5.00       10/01/2018        11,524

             IOWA (0.5%)
    5,500    Finance Auth. RB, Series 1998A (PRE)(INS)                  5.25        7/01/2015         5,789
    7,950    Marion County Commercial Development RB,
                Series 1999 (INS)                                       5.95        1/01/2014         8,198

             KANSAS (0.4%)
             Wyandotte County Special Obligation RB,
    2,000       2nd Lien Series 2005                                    4.75       12/01/2016         2,033
    9,000       2nd Lien Series 2005                                    5.00       12/01/2020         9,239

             LOUISIANA (3.1%)
    1,555    Jefferson Sales Tax District RB,
                Series 2005 (INS)                                       5.00       12/01/2022         1,627
             Local Government Environmental Facilities
                and Community Development Auth. RB,
    2,150       Series 2002 (INS)                                       5.25       12/01/2015         2,292
    2,260       Series 2002 (INS)                                       5.25       12/01/2016         2,401
    2,355       Series 2002 (INS)                                       5.25       12/01/2017         2,501
    7,000    New Orleans GO, Series 2002 (INS)                          5.13        9/01/2021         7,256
    2,000    Office Facilities Corp. RB, Series 2003 (INS)              5.25       11/01/2018         2,120

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 6,825    Office Facilities Corp. RB (MLO),
                Series 2001 (INS)                                       5.38%       5/01/2018    $    7,282
    5,175    Offshore Terminal Auth. RB, Series 1998                    5.20       10/01/2018         5,242
             Orleans Levee District RB,
    5,145       Series 1986 (INS)                                       5.95       11/01/2014         5,306
    5,340       Series 1986 (INS)                                       5.95       11/01/2015         5,506
    7,015       Series A (INS)                                          5.95       11/01/2010         7,236
    9,000    Plaquemines Port, Harbor, and Terminal
                District RB, Series 1985C                               5.00        9/01/2007         9,026
             Public Facilities Auth. RB,
      430       Series 1997B                                            5.63        8/01/2017           445
    2,000       Series 2006                                             5.00        7/01/2021         2,047
    4,450    St. Martin Parish IDRB, Series 2004                        4.35       10/01/2012         4,385
    3,955    St. Tammany Parish Hospital Service District No. 1 RB,
                Series 1998 (INS)                                       5.00        7/01/2018         3,979
             Transportation Auth. RB,
    9,450       Series 2005A (INS)                                      4.38       12/01/2023         9,204
    9,615       Series 2005A (INS)                                      4.38       12/01/2024         9,320

             MAINE (0.1%)
    1,870    Housing Auth. RB, Series 2001A                             5.35       11/15/2021         1,939
    1,500    Jay PCRB, Series 2004A                                     4.85        5/01/2019         1,502
      500    Municipal Bond Bank RB, Series 2004C                       5.00       11/01/2020           526

             MARYLAND (0.3%)
             Community Development Administration RB,
    2,500       1997 First Series                                       5.60        4/01/2018         2,500
    4,650       Series 1996A                                            5.88        7/01/2016         4,779

             MASSACHUSETTS (2.8%)
             Commonwealth GO,
    4,500       Series 2002B (PRE)(INS)                                 5.50        3/01/2018         4,885
    7,775       Series 2002D (PRE)(INS)                                 5.38        8/01/2021         8,414
    5,000       Series 2003D (PRE)                                      5.25       10/01/2020         5,413
    3,420    Commonwealth RB, Series 2005A (INS)                        5.00        6/01/2023         3,582
    5,105    Federal Highway GAN, Series 2000A                          5.75        6/15/2015         5,500
             Massachusetts Bay Transportation Auth. Assessment Bonds,
    1,500       Series 2004A                                            5.25        7/01/2014         1,631
    1,000       Series 2004A (PRE)                                      5.25        7/01/2015         1,088
    1,550       Series 2004A (PRE)                                      5.25        7/01/2016         1,687

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Massachusetts Bay Transportation Auth. RB,
  $ 5,000       Series 2003C                                            5.25%       7/01/2018    $    5,496
    3,000       Series 2003C                                            5.25        7/01/2019         3,309
             Port Auth. RB,
    5,000       Series 2005-C (INS)                                     5.00        7/01/2024         5,228
    2,280       Series 2005-C (INS)                                     5.00        7/01/2025         2,378
    3,215    Springfield GO, Series 2003 (INS)                          5.25        1/15/2019         3,451
             Water Pollution Abatement Trust Pool Program Bonds,
   13,950       Series 11                                               4.75        8/01/2023        14,346
    5,935       Series 11                                               4.75        8/01/2024         6,090
    6,460       Series 11                                               4.75        8/01/2025         6,614

             MICHIGAN (1.5%)
    5,785    Detroit Building Auth. RB (MLO), Series 1996A
                (LOC - Comerica Bank, N.A.)                             6.15        2/01/2011         5,835
    4,000    Detroit Downtown Development Auth. Bond,
                Series 1998C (INS)                                      5.00        7/01/2018         4,099
   25,000    Dickinson County EDC PCRB, Series 2004A                    4.80       11/01/2018        24,722
    2,390    Higher Education Facilities Auth. RB,
                Series 1998                                             5.35        6/01/2013         2,472
             Hospital Finance Auth. RB,
      150       Series 1996 (Central Michigan Hospital)                 6.10       10/01/2006           151
      160       Series 1996 (Central Michigan Hospital)                 6.20       10/01/2007           163
    2,250       Series 1996 (Central Michigan Hospital)                 6.25       10/01/2016         2,300
    1,500    Kent Hospital Finance Auth. RB,
                Series 2005A (Metropolitan Hospital)                    5.50        7/01/2020         1,572

             MINNESOTA (1.5%)
   18,015    Cohasset PCRB, Series 2004                                 4.95        7/01/2022        18,097
    1,000    Higher Education Facilities Auth. RB,
                Series Six-I                                            5.00        4/01/2023         1,046
       35    Housing Finance Agency RB, Series 1997G                    6.00        1/01/2018            36
    3,000    Municipal Power Agency Electric RB,
                Series 2005                                             4.38       10/01/2025         2,858
             St. Paul Hospital RB,
    4,000       Series 1997A                                            5.70       11/01/2015         4,118
    1,500       Series 1997B                                            5.85       11/01/2017         1,548
    7,680       Series 2005                                             5.15       11/15/2020         7,750
    5,260    Washington County Hospital Facility RB,
                Series 1998                                             5.38       11/15/2018         5,355

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             MISSISSIPPI (1.0%)
  $19,850    Hospital Equipment and Facilities Auth. RB,
                Series 2000 (PRE)                                       6.35%      12/01/2015    $   21,193
    1,500    Lincoln County Hospital RB, Series 1998B (INS)             5.50        4/01/2018         1,565
    5,305    Union County Hospital RB, Series 1997 (ETM)                5.50        3/01/2009         5,565

             MISSOURI (0.1%)
    2,000    Development Finance Board Infrastructure
                Facilities RB, Series 2005A                             4.75        6/01/2025         1,977
    1,500    Health and Educational Facilities Auth. RB,
                Series 1997                                             5.75        2/01/2017         1,538

             MONTANA (0.1%)
    2,450    Health Facilities Auth. RB, Series 1996                    6.38        6/01/2018         2,496

             NEBRASKA (0.6%)
             Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                       5.30       11/15/2012           636
    2,000       Series 1997 (INS)                                       5.45       11/15/2017         2,051
             Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                       5.50        5/01/2010           529
      500       Series 2000 (INS)                                       5.55        5/01/2011           533
      500       Series 2000 (INS)                                       5.65        5/01/2012           532
      500       Series 2000 (INS)                                       5.75        5/01/2013           532
      500       Series 2000 (INS)                                       5.90        5/01/2015           536
    3,500       Series 2000 (INS)                                       6.05        5/01/2020         3,777
             Public Power District RB,
    2,790       Series 2005A (INS)                                      5.00        1/01/2023         2,926
    1,710       Series 2005A (INS)                                      5.00        1/01/2024         1,792
             Scotts Bluff County Hospital Auth. RB,
    2,940       Series 1998 (PRE)                                       5.13       11/15/2019         3,097
      560       Series 1998                                             5.13       11/15/2019           576

             NEVADA (0.4%)
    5,000    Clark County Airport System Subordinate
                Lien RB, Series 2001B (PRE)(INS)                        5.25        7/01/2019         5,358
    1,000    Clark County Flood Control GO,
                Series 1998 (INS)                                       4.50       11/01/2016         1,011
    6,040    Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)                  5.76(a)     1/01/2017         3,689
    2,000    Reno Hospital RB, Series 1998A (INS)                       5.00        5/15/2018         2,061

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             NEW HAMPSHIRE (0.2%)
  $ 5,000    Business Finance Auth. PCRB, Series 1992A                  5.85%      12/01/2022    $    5,215

             NEW JERSEY (1.3%)
    6,150    Camden County Improvement Auth. RB,
                Series 1997 (PRE)                                       5.88        2/15/2015         6,386
             Economic Development Auth. RB,
    2,000       Series 1997A                                            5.75       12/01/2016         2,038
   13,500       Series 2004                                             5.50        6/15/2024        13,997
    5,000       Series 2004A (INS)                                      5.00        7/01/2022         5,225
    8,830       Series 2005P                                            5.25        9/01/2023         9,449

             NEW MEXICO (0.5%)
             Jicarilla Apache Nation RB,
    4,890       Series 2002A(d)                                         5.00        9/01/2018         5,011
    3,250       Series 2002A(d)                                         5.50        9/01/2023         3,430
    4,000    Sandoval County Incentive Payment RB,
                Series 2005                                             4.38        6/01/2020         3,960

             NEW YORK (13.2%)
    7,000    Dormitory Auth. Lease RB (MLO), Court Facilities,
                Series 2003A (PRE)                                      5.50        5/15/2019         7,711
             Dormitory Auth. RB,
   12,560       Series 1998G (Northern General Hospital) (ETM)          5.30        2/15/2019        13,510
    3,975       Series 2002                                             5.05        2/01/2022         4,169
    1,500       Series 2003A                                            5.25        7/01/2013         1,604
    5,000       Series 2003A (PRE)                                      5.38        3/15/2018         5,461
    5,000       Series 2003A (PRE)                                      5.38        3/15/2019         5,461
    2,000       Series 2003A (PRE)                                      5.38        3/15/2022         2,184
    5,000       Series 2004A (INS)                                      5.25        2/15/2014         5,373
    1,000       Series 2005                                             5.00       11/01/2014         1,044
   15,055       Series 2005 (INS)                                       5.00        2/01/2022        15,737
    6,000    Dormitory Auth. RB, Bronx-Lebanon
                Hospital Center, Series 1998E                           5.20        2/15/2015         6,191
             Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                            5.20        2/15/2015         5,159
    4,000       Series 1998J                                            5.20        2/15/2016         4,124
    4,760       Series 1998J                                            5.30        2/15/2017         4,915

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Dormitory Auth. RB, Department of Health,
  $ 4,680       Series 2004                                             5.00%       7/01/2017    $    4,895
    3,205       Series 2004                                             5.00        7/01/2018         3,345
    4,960       Series 2004                                             5.00        7/01/2019         5,165
    5,420    Dormitory Auth. RB, Kateri Residence
                (LOC - Allied Irish Banks plc)                          4.40        7/01/2016         5,467
             Dormitory Auth. RB, Mental Health,
    1,430       Series 1997A (PRE)                                      5.75        2/15/2010         1,485
      620       Series 1997A                                            5.75        2/15/2010           643
    1,390       Series 1997A (PRE)                                      5.75        2/15/2011         1,443
      605       Series 1997A                                            5.75        2/15/2011           627
    1,395       Series 1997A (PRE)                                      5.75        2/15/2012         1,449
      600       Series 1997A                                            5.75        2/15/2012           622
       15       Series 1997B (PRE)                                      5.75        2/15/2010            16
    2,445       Series 1997B                                            5.75        2/15/2010         2,531
       25       Series 1997B (PRE)                                      5.75        2/15/2012            26
    4,025       Series 1997B                                            5.75        2/15/2012         4,168
       60       Series 1997B (PRE)                                      5.50        8/15/2017            62
    4,615       Series 1997B                                            5.50        8/15/2017         4,767
             Dormitory Auth. RB, New York City Univ.,
    5,500       1993 Series A                                           5.75        7/01/2013         5,986
    3,550       1996 Series 2 (PRE)                                     6.00        7/01/2009         3,643
    1,450       1996 Series 2                                           6.00        7/01/2009         1,487
    1,250       1996 Series 2 (PRE)                                     6.00        7/01/2010         1,282
      510       1996 Series 2                                           6.00        7/01/2010           523
    6,000    Dormitory Auth. RB, State Personal Income Tax,
                Series 2005F                                            5.00        3/15/2023         6,298
             Dormitory Auth. RB, State Univ.,
   14,120       Series 1996 (PRE)                                       5.75        5/15/2013        14,441
    7,000       Series 1996 (PRE)                                       5.75        5/15/2016         7,159
             Dormitory Auth. RB, Upstate Community Colleges,
    1,085       Series 1999A (PRE)                                      5.00        7/01/2019         1,138
    1,915       Series 1999A                                            5.00        7/01/2019         1,968
    1,500       Series 2004B                                            5.25        7/01/2015         1,603
    2,005       Series 2004B                                            5.25        7/01/2016         2,137
    2,000       Series 2004B                                            5.25        7/01/2017         2,131
             East Rochester Housing Auth. RB,
    4,380       Series 2002 (Jewish Home) (NBGA)                        4.05        2/15/2012         4,404
    2,000       Series 2002 (Jewish Home) (NBGA)                        4.63        2/15/2017         2,050
    7,500    Energy Research and Development Auth. PCRB,
                Series 1985A (INS)                                      4.10        3/15/2015         7,457

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Environmental Facilities Corp. State
                Personal Income Tax RB,
  $ 2,500       Series 2004A (INS)                                      5.00%      12/15/2023    $    2,618
    7,685       Series 2006A                                            5.00       12/15/2023         8,067
    8,070       Series 2006A                                            5.00       12/15/2024         8,458
    5,970       Series 2006A                                            5.00       12/15/2025         6,248
             Housing Finance Agency Service Contract Obligation RB,
    1,450       Series 1995A (PRE)                                      6.25        9/15/2010         1,499
      625       Series 1995A                                            6.25        9/15/2010           634
      885       Series 1996A (PRE)                                      6.00        9/15/2016           932
    3,340       Series A-2003 (PRE)                                     6.00        9/15/2016         3,443
      195       Series A-2003                                           6.00        9/15/2016           201
    3,000    Long Island Power Auth. Electric Systems RB,
                Series 2003B                                            5.25        6/01/2014         3,230
             New York City GO,
    3,300       Series 1997I (PRE)                                      6.00        4/15/2012         3,416
    1,700       Series 1997I                                            6.00        4/15/2012         1,754
    5,000       Series 2002G                                            5.63        8/01/2015         5,423
   10,000       Series 2002G                                            5.75        8/01/2016        10,927
   26,625       Series 2003C                                            5.50        8/01/2015        28,666
    5,000       Series 2003D                                            5.25       10/15/2019         5,308
             New York City IDA Civic Facility RB,
    2,175       Series 2004A-1 (INS)                                    4.15        7/01/2014         2,126
    1,050       Series 2004A-1 (INS)                                    4.75        7/01/2019         1,050
   10,000    New York City Municipal Water Finance Auth. RB,
                Series A                                                5.38        6/15/2017        10,772
             New York City Transitional Finance Auth. RB,
    5,000       Series 2002C (INS)                                      5.25        8/01/2019         5,369
    3,000       Series 2004B                                            5.25        8/01/2018         3,216
   14,000       Series 2006A-1                                          5.00       11/01/2024        14,712
   20,000    Sales Tax Asset Receivable Corp. RB,
                Series 2004A (INS)                                      5.00       10/15/2023        21,042
             Thruway Auth. RB,
    9,615       Series 2002A (PRE)(INS)                                 5.25        4/01/2015        10,381
    6,000       Series 2002A (PRE)(INS)                                 5.25        4/01/2016         6,478
    5,900       Series 2004B (INS)                                      5.00        4/01/2017         6,239
   11,000    Tobacco Settlement Financing Corp. Asset-Backed RB,
                Series 2003B-1C                                         5.50        6/01/2018        11,834

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             NORTH CAROLINA (1.4%)
             Eastern Municipal Power Agency RB,
  $ 6,000       Series 2003A                                            5.50%       1/01/2012    $    6,425
    4,885       Series F                                                5.50        1/01/2015         5,229
    1,830       Series F                                                5.50        1/01/2016         1,954
    1,000       Series F                                                5.50        1/01/2017         1,064
             Infrastructure Finance Corp. COP (MLO),
    2,400       Series 2004A                                            5.00        2/01/2017         2,521
    5,000       Series 2005A                                            5.00        2/01/2023         5,215
    5,000    Municipal Power Agency No. 1 RB,
                Series 2003A                                            5.50        1/01/2013         5,358
    4,000    Wake County Industrial Facilities PCRB,
                Series 2002                                             5.38        2/01/2017         4,222
    5,610    Wilmington COP, Series 2005A (INS)                         5.00        6/01/2025         5,838

             NORTH DAKOTA (0.1%)
    1,000    Grand Forks Sales Tax RB, Series 2005A
                (Alerus Project) (INS)                                  5.00       12/15/2022         1,054
    2,510    State Water Commission RB, Series 2005B (INS)              5.00        8/01/2023         2,637

             OHIO (0.7%)
    2,400    Fairview Park GO, Series 2005 (INS)                        4.13       12/01/2020         2,332
    4,000    Franklin County Development RB, Series 1999                5.80       10/01/2014         4,226
    2,650    Franklin County Health Care Facilities RB,
                Series 1997                                             5.50        7/01/2017         2,710
   10,000    Hamilton Electric System RB,
                Series 2002A (INS)                                      4.65       10/15/2022        10,095
    1,310    Housing Finance Agency Residential
                Mortgage RB, Series 2001D (NBGA)                        5.10        9/01/2017         1,319

             OKLAHOMA (0.6%)
             Comanche County Hospital Auth. RB,
    3,895       Series 2005 (INS)                                       5.25        7/01/2022         4,123
    3,000       Series 2005 (INS)                                       5.25        7/01/2023         3,173
             Holdenville Industrial Auth. RB,
    1,650       Series 1995 (PRE)                                       6.60        7/01/2010         1,696
    3,250       Series 1995 (PRE)                                       6.70        7/01/2015         3,340
    1,400    Norman Regional Hospital Auth. RB,
                Series 2005                                             5.50        9/01/2024         1,436

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Valley View Hospital Auth. RB,
  $   675       Series 1996                                             5.75%       8/15/2006    $      680
    2,695       Series 1996                                             6.00        8/15/2014         2,765

             PENNSYLVANIA (1.4%)
   16,300    Allegheny County IDA RB, Series 1998                       4.75       12/01/2032        16,919
    5,500    Higher Educational Facility Auth. RB,
                Series 1999A (INS)                                      5.25        8/01/2014         5,785
             Montgomery County IDA RB,
   10,000       Series 1996B                                            5.63       11/15/2012        10,329
    3,650       Series 2002A (INS)                                      5.25       11/01/2014         3,957
             Pittsburgh GO,
    1,500       Series 2005A (INS)                                      5.00        9/01/2017         1,585
    1,250       Series 2005A (INS)                                      5.00        9/01/2018         1,318

             PUERTO RICO (2.4%)
             Commonwealth GO,
    6,000       Series 2003A (INS)                                      5.50        7/01/2017         6,696
    6,000       Series 2003A (INS)                                      5.50        7/01/2018         6,725
             Electric Power Auth. RB,
   12,000       Series 2002KK (INS)                                     5.50        7/01/2016        13,388
    5,000       Series S                                                7.00        7/01/2006         5,042
   10,000    Government Development Bank CP                             3.65        4/13/2006        10,000
             Highway and Transportation Auth. RB,
    1,000       Series G (INS)                                          5.25        7/01/2019         1,077
    1,000       Series G (INS)                                          5.25        7/01/2020         1,078
   22,200    Housing Bank and Finance Agency RB                         7.50       12/01/2006        22,652

             RHODE ISLAND (1.3%)
             Health and Educational Building Corp. RB,
    3,045       Series 1996 (PRE)(INS)                                  5.50        5/15/2012         3,167
      340       Series 1996 (INS)                                       5.50        5/15/2012           353
    6,835       Series 1996 (PRE)(INS)                                  5.50        5/15/2016         7,110
      765       Series 1996 (INS)                                       5.50        5/15/2016           793
    4,345       Series 1999A (LOC - Allied Irish Banks plc)             5.88       11/15/2014         4,593
    7,850       Series 2006A (INS)                                      5.00        5/15/2026         8,172
    2,115    Housing and Mortgage Finance Corp. Bond,
                Series 37-A                                             5.13        4/01/2017         2,184
    2,455    Housing and Mortgage Finance Corp. MFH RB,
                Series 1995A (INS)                                      5.70        7/01/2007         2,479
    5,915    Housing and Mortgage Finance Corp. RB,
                Series 51-A                                             4.65       10/01/2026         5,907

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (0.8%)
  $10,000    Berkeley County PCRB, Series 2003                          4.88%      10/01/2014    $   10,341
             Georgetown County Environmental Improvement RB,
    4,250       Series 2000A                                            5.95        3/15/2014         4,612
    5,000       Series 2002A                                            5.70        4/01/2014         5,346
    3,000    Marion County Hospital District RB,
                Series 1995 (INS)                                       5.50       11/01/2015         3,064

             SOUTH DAKOTA (0.3%)
             Housing Development Auth. Bond,
      975       Series 2001D                                            5.25        5/01/2017           983
    6,305       Series 2002A (INS)                                      5.15       11/01/2020         6,584

             TENNESSEE (0.5%)
    2,125    Johnson City Health and Educational Facilities Board RB,
                Series 2006A                                            5.25        7/01/2026         2,168
    3,000    Knox County Health, Educational, and
                Housing Facilities RB, Series 1996 (INS)                5.50        4/15/2011         3,127
    1,000    Nashville and Davidson County Health
                and Educational Facilities RB,
                Series 1998 (INS)                                       5.10        8/01/2019         1,017
      745    Shelby County Health Educational & Hospital RB (PRE)       6.00        9/01/2016           836
    1,255    Shelby County Health Educational & Hospital RB (PRE)       6.00        9/01/2016         1,409
      935    Shelby County Health Educational & Hospital RB (PRE)       6.25        9/01/2018         1,062
    1,565    Shelby County Health Educational & Hospital RB (PRE)       6.25        9/01/2018         1,777
    3,500    Springfield Health and Educational
                Facilities Hospital RB, Series 1998                     5.25        8/01/2018         3,514

             TEXAS (14.9%)
    1,960    Alamo Community College District RB,
                Series 2001 (INS)                                       5.00       11/01/2020         2,039
      710    Austin Airport System Prior Lien RB,
                Series 2003 (INS)                                       5.25       11/15/2018           754
    5,410    Austin Higher Education Auth. RB,
                Series 1998                                             5.13        8/01/2016         5,473

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Austin RB,
  $ 1,190       Series 2005 (INS)                                       5.00%      11/15/2023    $    1,248
    2,300       Series 2005 (INS)                                       5.00       11/15/2024         2,410
    5,610    Austin Utility Systems Subordinate Lien RB,
                Series 1998A (INS)                                      5.15(a)     5/15/2017         3,415
             Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                      5.55(a)     2/15/2014         1,329
    3,030       Series 1997 (NBGA)                                      5.55(a)     2/15/2015         2,070
    3,055       Series 1997 (NBGA)                                      5.60(a)     2/15/2016         1,980
    3,155       Series 1997 (NBGA)                                      5.60(a)     2/15/2017         1,938
   12,000    Bexar County Health Facilities Development
                Corp. RB, Series 1993 (ETM)(INS)                        5.88       11/15/2010        12,261
   32,925    Brazos River Auth. RB, Series 1999A                        5.38        4/01/2019        34,069
    5,365    Cass County IDC PCRB, Series 1997B                         5.35        4/01/2012         5,614
             Central Regional Mobility Auth. RB,
    2,680       Series 2005, 4.55%, 1/01/2014 (INS)                     4.55(b)     1/01/2020         1,817
    3,445       Series 2005, 4.60%, 1/01/2014 (INS)                     4.60(b)     1/01/2021         2,329
    9,065    Clint ISD Public Facility Corp. RB,
                Series 1999 (PRE)                                       7.00        5/01/2019         9,890
    3,315    Comal ISD RB, Series 2005 (NBGA)                           5.00        2/01/2021         3,457
             Conroe ISD GO,
    2,600       Series 2005C (NBGA)                                     5.00        2/15/2023         2,715
    3,100       Series 2005C (NBGA)                                     5.00        2/15/2024         3,234
             Corpus Christi Utility Systems RB,
    4,720       Series 2005A (INS)                                      5.00        7/15/2023         4,924
    4,955       Series 2005A (INS)                                      5.00        7/15/2024         5,166
    2,605       Series 2005A (INS)                                      5.00        7/15/2025         2,710
   10,410    Dallas Area Rapid Transit Senior Lien RB,
                Series 2001 (INS)(f)                                    5.00       12/01/2018        10,914
             Dallas ISD GO,
    5,000       Series 2004A (NBGA)                                     5.00        8/15/2022         5,231
    8,370       Series 2006 (NBGA)                                      4.75        8/15/2025         8,538
    7,840    Duncanville ISD GO, Series 2005 (NBGA)                     5.00        2/15/2023         8,185
             Edgewood ISD GO,
    1,450       Series 2001 (NBGA)                                      4.90        8/15/2018         1,499
    1,520       Series 2001 (NBGA)                                      4.88        8/15/2019         1,567
    1,595       Series 2001 (NBGA)                                      5.00        8/15/2020         1,658
    1,675       Series 2001 (NBGA)                                      5.00        8/15/2021         1,732
             Fort Worth Higher Education Finance Corp. RB,
      515       Series 1997A                                            5.50       10/01/2006           517
      545       Series 1997A                                            5.50       10/01/2007           549
      575       Series 1997A                                            5.63       10/01/2008           580

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)                   5.00%       2/15/2018    $    6,858
             Garland ISD GO,
    3,225       Series 2005 (NBGA)                                      5.00        2/15/2022         3,372
    5,000       Series 2005 (NBGA)                                      5.00        2/15/2023         5,220
    5,525       Series 2005 (NBGA)                                      5.00        2/15/2024         5,764
    6,200    Gulf Coast Waste Disposal Auth. RB,
                Series 1994                                             5.70        5/01/2006         6,209
    5,855    Harris County GO, Series 2004B                             5.00       10/01/2020         6,134
    2,070    Harrison County Health Facilities Development Corp. RB,
                Series 1998 (INS)                                       5.50        1/01/2018         2,127
    1,895    Hidalgo County Health Services Corp. RB                    4.75        8/15/2017         1,852
      350    Hidalgo County Health Services Corp. RB                    5.00        8/15/2019           352
             Houston ISD Public Facility Corp. RB (MLO),
    3,635       Series 1998A (INS)                                      5.35(a)     9/15/2015         2,419
    2,635       Series 1998A (INS)                                      5.38(a)     9/15/2016         1,662
    3,885       Series 1998A (INS)                                      5.40(a)     9/15/2017         2,324
    4,955       Series 1998B (INS)                                      5.35(a)     9/15/2015         3,298
    6,955       Series 1998B (INS)                                      5.38(a)     9/15/2016         4,388
    3,000    Houston Public Improvement GO,
                Series 2003A-1 (INS)                                    5.00        3/01/2019         3,145
    4,390    Jefferson County Health Facilities RB,
                Series 2001 (INS)                                       5.20        8/15/2021         4,559
             Judson ISD GO,
    2,200       Series 2005B (INS)                                      5.00        2/01/2023         2,283
    1,500       Series 2005B (INS)                                      5.00        2/01/2024         1,555
    2,830    Katy ISD GO, Series 2005B (NBGA)                           5.00        2/15/2023         2,955
             La Porte ISD GO,
    1,595       Series 2005A (INS)                                      5.00        2/15/2022         1,664
    3,535       Series 2005A (INS)                                      5.00        2/15/2024         3,680
             Laredo ISD Public Limited GO,
      505       Series 1998A                                            5.06        2/01/2007           510
      530       Series 1998A                                            5.06        2/01/2008           540
    3,830    Lewisville RB, Series 1998 (INS)                           5.38        9/01/2015         4,014
    3,295    Marlin ISD Public Facility Corp. RB (MLO),
                Series 1998 (acquired 7/22/1998; cost $3,349)(c)        5.85        2/15/2018         3,413
    3,425    Mesquite Health Facilities Development Corp. RB,
                Series 2005                                             5.50        2/15/2025         3,515
   10,000    Midlothian Development Auth. Tax Increment RB,
                Series 2004                                             6.00       11/15/2024        10,026

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             Northside ISD GO,
  $ 5,300       Series 2001 (NBGA)                                      5.00%       2/15/2017    $    5,529
    5,420       Series 2001 (NBGA)                                      5.00        2/15/2018         5,649
             Northwest ISD GO,
    2,965       Series 2005 (NBGA)                                      5.00        8/15/2023         3,101
    3,110       Series 2005 (NBGA)                                      5.00        8/15/2024         3,251
    1,770       Series 2005 (NBGA)                                      5.00        8/15/2025         1,846
             Nueces River Auth. RB,
    1,220       Series 2005 (INS)                                       5.00        7/15/2023         1,273
    1,530       Series 2005 (INS)                                       5.00        7/15/2024         1,595
             Plano ISD GO,
   17,475       Series 2001 (NBGA)                                      5.00        2/15/2019        18,213
    2,965       Series 2006 (NBGA)                                      4.50        2/15/2023         2,953
    3,115       Series 2006 (NBGA)                                      4.50        2/15/2024         3,086
    3,275       Series 2006 (NBGA)                                      4.50        2/15/2025         3,232
   19,050    Port of Corpus Christi IDC PCRB,
                Series 1997B                                            5.40        4/01/2018        19,860
             San Antonio Electric and Gas System RB,
   10,000       Series 2002 (PRE)                                       5.38        2/01/2019        10,772
   15,000       Series 2005                                             5.00        2/01/2024        15,613
             State Water Financial Assistance Bonds GO,
    1,250       Series 2004C                                            5.00        8/01/2015         1,331
    3,320       Series 2004C                                            5.00        8/01/2016         3,520
             Tarrant Regional Water District RB,
    7,000       Series 2002 (INS)                                       5.38        3/01/2016         7,584
    8,000       Series 2002 (INS)                                       5.25        3/01/2017         8,537
    2,000       Series 2002 (INS)                                       5.25        3/01/2019         2,134
    2,000       Series 2002 (INS)                                       5.25        3/01/2020         2,133
    5,000       Series 2006 (INS)(e)                                    4.38        3/01/2021         4,935
    5,240    Texas Tech Univ. RB, Series 2003 (INS)                     5.25        2/15/2017         5,608
    5,795    Transportation Commission GO,
                Series 2005-A (NBGA)                                    5.00        4/01/2025         6,049
             Tyler Health Facilities Development Corp.
                Hospital RB,
    3,140       Series 1993B                                            6.63       11/01/2011         3,143
    3,895       Series 2003                                             5.25        7/01/2011         4,062
    2,125       Series 2003                                             5.25        7/01/2012         2,226
    1,500       Series 2003                                             5.25        7/01/2013         1,573
             Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                      5.38        8/15/2017         4,833
    7,000       Series 2002B (PRE)(NBGA)                                5.25        7/01/2018         7,525

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 5,970    Williamson County GO (INS)                                 5.13%       2/15/2022    $    6,355
             Wylie ISD GO,
    1,385       Series 2001 (NBGA)                                      5.00(a)     8/15/2014           972
    1,690       Series 2001 (NBGA)                                      5.10(a)     8/15/2015         1,130

             UTAH (0.3%)
      145    Housing Finance Agency RB, Series 1985B                    5.30        7/01/2007           145
             Intermountain Power Agency RB,
    4,410       Series 1987A (ETM)(INS)                                 5.00        7/01/2012         4,415
    1,325       Series 1997B (PRE)(INS)                                 5.75        7/01/2019         1,386
    2,675       Series 1997B (INS)                                      5.75        7/01/2019         2,791

             VERMONT (0.1%)
    3,000    Educational and Health Buildings
                Financing Agency RB, Series 1998                        5.50        7/01/2018         3,071

             VIRGINIA (1.0%)
             Public School Auth. Financing Bonds,
   10,000       Series 1999A (PRE)                                      5.13        8/01/2019        10,552
    5,510       Series 2000B                                            5.00        8/01/2017         5,790
    5,000    Richmond Convention Center Auth. RB,
                Series 2000 (PRE)                                       6.13        6/15/2020         5,508
             State Housing Development Auth. RB,
    1,700       Series 2002Z                                            4.25        1/01/2016         1,713
    1,735       Series 2002Z                                            4.25        7/01/2016         1,747
    1,775       Series 2002Z                                            4.35        1/01/2017         1,792
    1,810       Series 2002Z                                            4.35        7/01/2017         1,826

             WASHINGTON (1.1%)
    8,650    Central Puget Sound Regional Transit Auth. RB,
                Series 2005A (INS)                                      5.00       11/01/2024         9,025
             Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                      5.13        8/15/2017         3,355
    2,500       Series 1998 (INS)                                       5.25        8/15/2017         2,582
    2,500       Series 1998 (INS)                                       5.30        8/15/2018         2,584
    6,185    Higher Education Facilities Auth. RB,
                Series 1998                                             5.20       10/01/2017         6,341
    2,000    Housing Finance Commission RB,
                Series 1999 (INS)                                       5.88        7/01/2019         2,128
    5,000    King County Housing Auth. RB,
                Series 1998A (INS)                                      5.20        7/01/2018         5,050

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             WEST VIRGINIA (0.2%)
             School Building Auth. RB,
  $ 2,690       Series 2004 (INS)                                       5.25%       1/01/2014    $    2,917
    1,615       Series 2004 (INS)                                       5.25        7/01/2014         1,756

             WISCONSIN (1.4%)
             Central Brown County Water Auth. RB,
    5,000       Series 2005 (INS)                                       5.00       12/01/2022         5,244
    2,000       Series 2005 (INS)                                       5.00       12/01/2023         2,094
    1,420    Green Bay Water Systems RB,
                Series 2004 (INS)                                       5.00       11/01/2021         1,488
             Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial Hospital) (INS)         5.25        8/15/2012         4,233
    5,000       Series 1998A (Wausau Hospital) (INS)                    5.13        8/15/2020         5,206
    7,000       Series 2006A (Marshfield Clinic)                        5.13        2/15/2026         7,130
    5,540    Housing and Economic Development Auth. RB,
                Series 2002G                                            4.85        9/01/2017         5,691
    1,345    Kaukauna Area School District GO,
                Series 2001 (INS)                                       4.85        3/01/2017         1,391
    5,000    State GO, Series 2004-4 (INS)                              5.00        5/01/2017         5,280
                                                                                                 ----------
             Total fixed-rate instruments (cost: $2,450,587)                                      2,513,325
                                                                                                 ----------
             PUT BONDS (7.2%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB,
                Series 2004                                             4.95        7/01/2026         3,124
             Statewide Communities Development Auth. RB,
    7,500       Series 1998A(d)                                         5.25        5/15/2025         7,729
    8,270       Series 2002E (Kaiser Permanente)                        4.70       11/01/2036         8,427

             FLORIDA (0.5%)
   12,240    Coral Gables Health Facilities Auth. Hospital RB,
                Series 2004 (INS)                                       5.00        8/15/2034        12,969

             GEORGIA (0.3%)
    8,710    De Kalb County Housing Auth. MFH RB,
                Series 2001                                             4.70       10/01/2031         8,734

42

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             ILLINOIS (1.7%)
  $15,000    Chicago Gas Supply RB, Series 2000B                        4.75%       3/01/2030    $   15,337
             Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                    4.45        3/01/2034         9,998
    7,500       Series 2002 (Field Museum)                              4.75       11/01/2036         7,611
   13,320    Hoffman Estates MFH RB, Series 1996(f)                     5.75        6/01/2021        13,342

             MICHIGAN (1.0%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)                  4.65       10/01/2024        15,445
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                   4.85        9/01/2030        10,980

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                           5.00       10/01/2032         5,133

             NEW MEXICO (0.1%)
    3,320    Bernalillo County MFH RB,
                Series 1995 (Sunchase Apts.) (INS)                      4.60       11/01/2025         3,323

             NEW YORK (0.8%)
   13,750    Dormitory Auth. RB, Series 2002B                           5.25       11/15/2023        14,702
    8,500    Hempstead Town IDA RB, Series 2001                         5.00       12/01/2010         8,826

             PENNSYLVANIA (0.3%)
             Philadelphia IDA RB,
    5,000       Series 1997A (PRE)                                      6.50       10/01/2027         5,190
    4,000       Series 1997B (PRE)                                      6.50       10/01/2027         4,152

             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing
                Facilities MFH RB, Series 2001 (NBGA)                   4.90        6/01/2031         2,127

             TEXAS (0.7%)
    3,510    Beaumont MFH Finance Corp. RB,
                Series 2001 (NBGA)                                      4.70       12/15/2031         3,552
    6,000    Brazos River Auth. PCRB, Series D                          5.40       10/01/2029         6,393
    5,250    Gateway Public Facility Corp. RB,
                Series 2004 (NBGA)                                      4.55        7/01/2034         5,349
    3,750    Montgomery County Housing Finance Corp.
                MFH RB, Series 2001 (NBGA)                              4.85        6/01/2031         3,742

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             WISCONSIN (0.3%)
  $ 9,000    Madison IDRB, Series 2002B                                 4.88%      10/01/2027    $    9,307

             WYOMING (0.5%)
   15,000    Sweetwater County PCRB                                     3.90       12/01/2014        14,346
                                                                                                 ----------
             Total put bonds (cost: $196,685)                                                       199,838
                                                                                                 ----------
             PERIODIC AUCTION RESET BONDS (0.8%)

             CALIFORNIA (0.7%)
   19,300    Statewide Communities Development Auth. COP, SAVRS,
                Series 1998 (INS)                                       4.45       12/01/2028        19,300

             FLORIDA (0.1%)
    1,000    Volusia County IDA RB, SAVRS,
                Series 1998 (INS)                                       4.45       12/01/2028         1,000

             INDIANA (0.0%)(g)
      350    Clarksville RB, SAVRS, Series 1998 (INS)                   4.30       12/01/2025           350
                                                                                                 ----------
             Total periodic auction reset bonds (cost: $20,650)                                      20,650
                                                                                                 ----------
             VARIABLE-RATE DEMAND NOTES (2.0%)

             ALABAMA (0.1%)
    2,650    McIntosh IDRB, Series 1998D                                3.45        7/01/2028         2,650

             CALIFORNIA (0.2%)
    1,350    Infrastructure and Economic Development Bank RB,
                Series 2006 (LOC - Wells Fargo Bank, N.A.)              3.11        3/01/2031         1,350
    3,225    Irvine Improvement Bonds, Assessment District 89-10
                (LOC - Bayerische Hypovereinsbank AG)                   3.15        9/02/2015         3,225

             COLORADO (0.5%)
      200    Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)              3.19       10/01/2034           200

44

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $14,250    Educational and Cultural Facilities Auth. RB,
                Series 2005 (Concordia Univ. Irvine Project)
                (LOC - U.S. Bank, N.A.)                                 3.21%      12/01/2035    $   14,250

             FLORIDA (0.0%)(g)
       10    Broward County Educational Facilities
                Auth. RB, Series 2004C (LOC - Bank of
                America, N.A.)                                          3.18        4/01/2024            10

             LOUISIANA (0.5%)
             Public Facilities Auth. Equipment and
                Capital Facilities Pooled Loan Program RB,
    8,175       Series 2000 (LOC - Hibernia National Bank)              3.67        7/01/2027         8,175
    6,500       Series 2003A (LOC - Hibernia National Bank)             3.67        7/01/2028         6,500

             MISSOURI (0.2%)
    6,150    Health and Educational Facilities Auth. RB,
                Series 2004A (LOC - Bank of America, N.A.)              3.21        7/01/2029         6,150

             TEXAS (0.1%)
    2,800    Harris County Health Facilities
                Development Corp. RB, Series 2005B                      3.17       12/01/2032         2,800

             VERMONT (0.0%)(g)
      495    Educational and Health Buildings Financing Agency RB,
                Series 2004A (Northeastern Hospital)
                (LOC - Banknorth, N.A.)                                 3.19       10/01/2029           495

             VIRGINIA (0.2%)
    6,700    Richmond IDA RB,
                Series 2001 (LOC - SunTrust Bank)                       3.17       12/01/2031         6,700

             WISCONSIN (0.2%)
    4,150    Milwaukee Redevelopment Auth. RB,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)              3.14        9/01/2025         4,150
                                                                                                 ----------
             Total variable-rate demand notes (cost: $56,655)                                        56,655
                                                                                                 ----------

             TOTAL INVESTMENTS (COST: $2,724,577)                                                $2,790,468
                                                                                                 ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of this security at March 31, 2006, was $3,413,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (e) At March 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $41,359,000, which included when-issued securities of $36,424,000.

         (f) At March 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (g) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

ASSETS

   Investments in securities, at market value
      (identified cost of $2,724,577)                                            $2,790,468
   Cash                                                                                  58
   Receivables:
      Capital shares sold                                                             1,999
      Interest                                                                       35,499
      Securities sold                                                                     2
                                                                                 ----------
         Total assets                                                             2,828,026
                                                                                 ----------
LIABILITIES

   Payables:
      Securities purchased (when-issued of $36,485)                                  41,496
      Capital shares redeemed                                                           384
      Dividends on capital shares                                                     2,629
   Accrued management fees                                                              801
   Accrued transfer agent's fees                                                          5
   Other accrued expenses and payables                                                  100
                                                                                 ----------
         Total liabilities                                                           45,415
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,782,611
                                                                                 ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                               $2,717,248
   Accumulated net realized loss on investments                                        (528)
   Net unrealized appreciation of investments                                        65,891
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,782,611
                                                                                 ==========
   Capital shares outstanding                                                       212,948
                                                                                 ==========
   Authorized shares of $.01 par value                                              302,000
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    13.07
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME

   Interest income                                                   $130,530
                                                                     --------
EXPENSES

   Management fees                                                      9,284
   Administration and servicing fees                                    4,161
   Transfer agent's fees                                                1,063
   Custody and accounting fees                                            446
   Postage                                                                118
   Shareholder reporting fees                                              40
   Directors' fees                                                         10
   Registration fees                                                       66
   Professional fees                                                       99
   Other                                                                   62
                                                                     --------
      Total expenses                                                   15,349
   Expenses paid indirectly                                               (47)
                                                                     --------
      Net expenses                                                     15,302
                                                                     --------
NET INVESTMENT INCOME                                                 115,228
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain (loss):
      Unaffiliated transactions                                         2,754
      Affiliated transactions (Note 7)                                    (51)
   Change in net unrealized appreciation/depreciation                 (18,697)
                                                                     --------
         Net realized and unrealized loss                             (15,994)
                                                                     --------
   Increase in net assets resulting from operations                  $ 99,234
                                                                     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM FUND
YEARS ENDED MARCH 31,

                                                                    2006              2005
                                                              ----------------------------
FROM OPERATIONS

   Net investment income                                      $  115,228        $  112,475
   Net realized gain on investments                                2,703             2,988
   Change in net unrealized appreciation/depreciation
      of investments                                             (18,697)          (52,182)
                                                              ----------------------------
      Increase in net assets resulting from operations            99,234            63,281
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (115,231)         (112,472)
   Net realized gains                                             (4,673)           (4,153)
                                                              ----------------------------
      Distributions to shareholders                             (119,904)         (116,625)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                     351,731           350,971
   Dividend reinvestments                                         87,102            85,379
   Cost of shares redeemed                                      (332,333)         (328,917)
                                                              ----------------------------
      Increase in net assets from
         capital share transactions                              106,500           107,433
                                                              ----------------------------
   Net increase in net assets                                     85,830            54,089

NET ASSETS

   Beginning of period                                         2,696,781         2,642,692
                                                              ----------------------------
   End of period                                              $2,782,611        $2,696,781
                                                              ============================
Accumulated undistributed net investment income:
   End of period                                              $        -        $        3
                                                              ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    26,581            26,426
   Shares issued for dividends reinvested                          6,586             6,441
   Shares redeemed                                               (25,151)          (24,867)
                                                              ----------------------------
      Increase in shares outstanding                               8,016             8,000
                                                              ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

                 by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

              the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2006, net outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $41,496,000, which included when-issued securities of $36,485,000.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $47,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended March 31, 2006, the Fund paid CAPCO facility fees of $6,000, which represents 8.8% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

         accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $211,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended March 31, 2006, and 2005, was as follows:

                                            2006             2005
                                        -----------------------------
Tax-exempt income                       $115,231,000     $112,472,000
Ordinary income*                             316,000                -
Net long-term capital gains                4,357,000        4,153,000

         *Represents short-term realized capital gains, which are taxable as ordinary income.

         As of May 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                          $ 2,629,000
Accumulated capital losses                                  (528,000)
Unrealized appreciation                                   65,891,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2006, the Fund had a current post-October loss of $528,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2006, were $702,512,000 and $594,293,000, respectively.

         As of March 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $2,724,577,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2006, for federal income tax purposes, were $72,704,000 and $6,813,000, respectively, resulting in net unrealized appreciation of $65,891,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

              which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $9,284,000, which included a performance adjustment of $1,517,000 that increased the effective base management fee of 0.28% by 0.05%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $4,161,000.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2006, the Fund reimbursed the Manager $64,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,063,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2006, the Association and its affiliates owned 2,292,000 shares (1.1%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                                 NET REALIZED
                                                                               COST TO          GAIN (LOSS) TO
          SELLER                                PURCHASER                     PURCHASER             SELLER
--------------------------------------------------------------------------------------------------------------
USAA Intermediate-Term Fund              USAA Short-Term Fund               $111,716,000           $(51,000)
USAA New York Bond Fund                  USAA Intermediate-Term Fund           1,080,000             38,000
USAA Growth and Tax Strategy Fund        USAA Intermediate-Term Fund           1,078,000             42,000

58

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                             ---------------------------------------------------------------------------
                                                   2006             2005            2004            2003            2002
                                             ---------------------------------------------------------------------------
Net asset value at beginning of period       $    13.16       $    13.42      $    13.34      $    12.93      $    13.09
                                             ---------------------------------------------------------------------------
Income (loss) from
    investment operations:
    Net investment income                           .55              .57             .61             .64             .67
    Net realized and unrealized gain (loss)        (.07)            (.24)            .08             .41            (.16)
                                             ---------------------------------------------------------------------------
Total from investment operations                    .48              .33             .69            1.05             .51
                                             ---------------------------------------------------------------------------
Less distributions:
    From net investment income                     (.55)            (.57)           (.61)           (.64)           (.67)
    From realized capital gains                    (.02)            (.02)              -               -               -
                                             ---------------------------------------------------------------------------
    Total distributions                            (.57)            (.59)           (.61)           (.64)           (.67)
                                             ---------------------------------------------------------------------------
Net asset value at end of period             $    13.07       $    13.16      $    13.42      $    13.34      $    12.93
                                             ===========================================================================
Total return (%)*                                  3.69             2.51            5.32            8.29            3.90
Net assets at end of period (000)            $2,782,611       $2,696,781      $2,642,692      $2,627,291      $2,433,955
Ratio of expenses to average net
    assets (%)**(a)                                 .55              .55             .51             .49             .46
Ratio of net investment income to average
    net assets (%)**                               4.15             4.28            4.58            4.86            5.06
Portfolio turnover (%)                            21.99            20.83           23.27           14.91           12.97

   * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
  ** For the year ended March 31, 2006, average net assets were $2,774,395,000.
 (a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.00%)(+)        (.00%)(+)       (.00%)(+)       (.00%)(+)       (.01%)
     (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

60

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2006

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        OCTOBER 1, 2005 -
                                   OCTOBER 1, 2005       MARCH 31, 2006        MARCH 31, 2006
                                   ------------------------------------------------------------
Actual                                $1,000.00            $1,010.40                $2.77
Hypothetical
   (5% return before expenses)         1,000.00             1,022.17                 2.79

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.04% for the six-month period of October 1, 2005, through March 31, 2006.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

68

 N O T E S
==========----------------------------------------------------------------------

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

                                                                              69

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

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

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank & Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40857-0506                                  (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc. Dr. Starks resigned from the Board of Directors effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2006 and 2005 were $174,520 and $183,221, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance         TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2006     $38,880             $12,677           $1,573          $ 53,130
FYE 3-31-2005     $36,000             $12,107           $    0          $ 48,107
--------------------------------------------------------------------------------
TOTAL             $74,880             $24,784           $1,573          $101,237
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2006 and 2005 were $165,130 and $91,107, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 4, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 8, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 7, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.